Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares
Trade receivables, net of allowance for credit losses | $	$ 1,566		$ 1,262
Ordinary shares, shares authorized | shares	34,930,909		14,269,282
Ordinary shares, shares issued | shares	18,743,137		18,720,287
Ordinary shares, shares outstanding | shares	18,743,137		18,720,287
Ordinary shares, par value per shares | ₪ / shares				₪ 0.23
Related Party
Other current liabilities | $	$ 0		$ 890
Other long-term liabilities | $	$ 1,770		$ 0